Note 25 - Supplemental Disclosure of Cash Flow Items - Schedule of Supplemental Items (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement Line Items [Line Items]
Finance cost (note 11)	$ 831	$ 529	$ 2,360	$ 2,362
Net loan note movements	(43)	49	(86)	(306)
Unwinding of discount (note 12)	0	(243)	(198)	(279)
Non cash - Unwinding of liabilities held for sale	(5)	0	(5)	0
Non cash - Finance cost on leases	(2)	(4)	(7)	(15)
Finance cost paid	781	331	2,064	1,762
Opening balance of net income tax payable	3,878	2,408	(1,110)	1,284
Current tax expense	3,986	2,847	11,530	6,762
Acquisition of Bilboes Gold tax liability	0	0	0	10
Foreign currency movement	352	(256)	72	(711)
Closing balance of net income tax payable	(2,174)	(2,841)	(2,174)	(2,841)
Tax paid	6,042	2,158	8,318	4,504
Additions	6,686	9,042	16,122	18,161
Net property, plant and equipment included in prepayments	261	(531)	923	687
Net property, plant and equipment included in trade and other payables	(50)	588	(378)	882
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 20)	(146)	474	722	445
Acquisition of property, plant and equipment	6,751	9,573	17,389	20,175
Opening balance dividends due	1,608	4,058	1,048	1,883
Dividends declared	4,201	2,686	10,330	10,264
Dividends declared and outstanding BETS	43	(85)	106	(171)
Closing balance dividends due	(2,422)	(3,858)	(2,422)	(3,858)
Dividends paid	$ 3,430	$ 2,801	$ 9,062	$ 8,118